Shareholders' Equity (Details) $ / shares in Units, $ in Thousands										1 Months Ended							2 Months Ended		6 Months Ended	12 Months Ended
	Dec. 20, 2021	Jul. 08, 2020 USD ($) $ / shares shares	Jun. 12, 2020 $ / shares shares	Mar. 09, 2020 USD ($) $ / shares shares	Feb. 12, 2020	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 09, 2020 USD ($) $ / shares shares	May 10, 2019	Apr. 04, 2019 USD ($) $ / shares shares	Aug. 16, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Apr. 28, 2020 ₪ / shares shares	Dec. 31, 2019 shares	Sep. 30, 2019 shares	May 22, 2019 USD ($) $ / shares shares	Jan. 18, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2022 ₪ / shares shares	Dec. 31, 2020 ₪ / shares	Nov. 28, 2013 ₪ / shares shares
Shareholders' Equity (Details) [Line Items]
Stockholders equity change In ratio description								(1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split. All ADS and per ADS data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the ratio change.
Sold an aggregate shares																				356,803	356,803
Ordinary shares issued				20,250,000									996,690	19,934,355				31,000,020
Aggregate purchase price (in Dollars) | $									$ 3,200						$ 6,000	$ 2,350
Issuance cost (in Dollars) | $									$ 414						$ 540	$ 428
Ordinary shares issued																				30			30
Aggregate shares							22,278,540
Reduced exercise price (in Dollars per share) | $ / shares							$ 3.25
Gross proceeds (in Dollars) | $		$ 3,400		$ 1,012			$ 2,400											$ 1,550	$ 68		$ 75	$ 115
Issue of new unregistered warrants		852,750					22,278,540
Deemed dividend (in Dollars) | $							$ 715
Securities purchase agreement, description					the Company completed a public offering with certain institutional investors pursuant to which the Company issued and sold (i) 1,825,000 units, each unit consisting of one ADS, and one warrant to purchase one ADS, at a price of USD 1.50 per unit, and (ii) 1,508,334 pre-funded units each pre-funded unit consisting of one pre-funded warrant to purchase one ADS and one warrant, at a price of USD 1.49 per pre-funded unit.
Gross proceeds from offering (in Dollars) | $						$ 5,000
Expiring date						Feb. 10, 2025
Increase authorized capital												1,000,000,000
Par value (in New Shekels per share) | ₪ / shares												₪ 0.25								₪ 0.25			₪ 0.25	₪ 0.25	₪ 25
Stock issuance agreement, description			On June 12, 2020, the Company completed a registered direct offering with certain institutional and accredited investors pursuant to which it sold an aggregate of 3,902,440 ADSs at a purchase price of $2.05 per ADS for aggregate gross proceeds of approximately $8,000 prior to deducting the placement agent’s fees and estimated offering expenses payable by the Company.
Aggregate number of ADS percentage		7.50%	7.50%
Exercise price per ADS (in Dollars per share) | $ / shares		$ 2.5	$ 2.5							$ 2
Warrants to purchase aggregate ADS shares		127,913
Exercise price (in Dollars per share) | $ / shares		$ 2.5
Ordinary shares																					1,350,000
Total consideration amount (in Dollars) | $											$ 2,744						$ 2,744
Fair value amount (in Dollars) | $											$ 68						$ 68
Purchase agreement description										On August 16, 2021, the Company completed a registered direct offering with an institutional investor pursuant to which it sold (i) 57,000,000 ordinary shares represented by 1,900,000 ADSs, and (ii) a pre-funded warrant to purchase 93,000,000 ordinary shares represented by 3,100,000 ADSs at an offering price of $2.00 per ADS and $1.999 per pre-funded warrant, for aggregate gross proceeds of approximately $10,000 (without taking into account any proceeds from any future exercises of warrants issued in the concurrent private placement), before deducting the placement agent’s fees and other estimated offering expenses payable by the Company. The Company has also sold to the investor, in a concurrent private placement, unregistered warrants to purchase up to an aggregate of 5,000,000 ADSs. The warrants have an exercise price of $ 2.00 per ADS and are exercisable at any time upon issuance and will expire three years following the effectiveness of an initial resale registration statement registering the ADSs issuable upon the exercise of the warrants. As of the financial statements date, the Company received a total of $ 9,997 and issued 57,000,000 ordinary shares represented by 1,900,000 ADSs and 93,000,000 ordinary shares represented by 3,100,000 ADSs following the exercise of the pre-funded warrants (issuance expenses were $1,307). 17. On December 20, 2021, the Company entered into a warrant exercise agreement (the “Exercise Agreement”) with an institutional investor who is the holder of certain existing warrants to purchase Company’s ordinary shares, par value NIS 0.25 per share, represented by ADSs issued by the Company in a registered direct offering consummated in August 2021.
Total received amount (in Dollars) | $										$ 9,997
Ordinary shares										93,000,000
Issuance expenses amount (in Dollars) | $										$ 1,307
Exercise agreement description	Pursuant to the Exercise Agreement, the holder agreed to exercise in cash its warrants to purchase up to an aggregate of 150,000,000 Ordinary Shares represented by 5,000,000 ADSs having an exercise price of $2.00 per ADS, at an exercise price of $2.00 per ADS, for gross proceeds to the Company of $10 million, prior to deducting placement agent fees and offering expenses (which amounted to $0.98 million). Under the Exercise Agreement, the Company also agreed to issue to the holder new unregistered warrants to purchase up to 180,000,000 Ordinary Shares represented by 6,000,000 ADSs (the “Private Placement Warrants”). The Private Placement Warrants will be immediately exercisable, will expire five years following the effectiveness of an initial resale registration statement registering the ADSs issuable upon the exercise of the warrants, and have an exercise price of $2.00 per ADS. Pursuant to the terms of the Exercise Agreements, the holder agreed to exercise the warrants while receiving a-120% warrants coverage, thereby creating a benefit to this warrant holder. As such, the Company recorded a deemed dividend in the amount of $ 2,590.
ADS [Member]
Shareholders' Equity (Details) [Line Items]
Sold an aggregate shares									328,205						1,500,000	149,206
Ordinary shares issued				675,000														1,033,334
Warrants to purchase additional shares																149,206
Warrant exercise price (in Dollars per share) | $ / shares																$ 19.5
Purchase aggregate warrant									328,205						1,500,000	7,460
Exercise prices (in Dollars per share) | $ / shares			$ 2.5			$ 1.875			$ 12.9						$ 4
Aggregate warrant purchased			292,683						16,410	5,000,000					75,000
Aggregate shares							742,618
Issue of new unregistered warrants		1,705,000	1,951,220
Exercise price subject to adjustment (in Dollars per share) | $ / shares							$ 3.45
Compensation warrant exercisable						250,000
Share price (in Dollars per share) | $ / shares				$ 1.5														$ 1.5
Exercise price per ADS (in Dollars per share) | $ / shares		$ 2
Ordinary shares										1,900,000	35,000						1,697,561
Ordinary shares										3,100,000
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Sold an aggregate shares									9,846,156
Ordinary shares issued									9,846,156						45,000,000	4,476,192			1,050,000		1,350,000	996,690
Warrants to purchase additional shares																4,476,192
Ordinary shares issued									492,308						45,000,000	223,810									2,500,000
Ordinary shares issued															2,250,000
Gross proceeds (in Dollars) | $																			$ 80		$ 100	$ 72
Ordinary shares										57,000,000	1,050,000						50,926,830			1,050,000
Minimum [Member] | ADS [Member]
Shareholders' Equity (Details) [Line Items]
Exercise prices (in Dollars per share) | $ / shares							12.9
Maximum [Member] | ADS [Member]
Shareholders' Equity (Details) [Line Items]
Exercise prices (in Dollars per share) | $ / shares							$ 78.75
Private Placement Warrants [Member] | ADS [Member]
Shareholders' Equity (Details) [Line Items]
Issue of new unregistered warrants							742,618